Other assets and liabilities	3 Months Ended
Jun. 30, 2019
Other Assets And Other Liabilities [Line Items]
Disclosure of other assets and other liabilities [textblock]

Note 13 Other assets and liabilities

a) Other financial assets measured at amortized cost

USD million	30.6.19	31.3.19	31.12.18
Debt securities	12,906	12,938	13,562
of which: government bills / bonds	8,163	8,094	8,778
Loans to financial advisors[1]	3,075	3,158	3,291
Fee- and commission-related receivables	1,838	1,824	1,643
Finance lease receivables[2]	1,259	1,224	1,091
Settlement and clearing accounts	583	707	1,050
Accrued interest income	816	729	694
Other	1,682	1,855	1,233
Total other financial assets measured at amortized cost	22,158	22,433	22,563
1 Related to financial advisors in the US and Canada. 2 Upon adoption of IFRS 16 on 1 January 2019, Finance lease receivables increased by USD 176 million. Refer to Note 1 for more information.

b) Other non-financial assets

USD million	30.6.19	31.3.19	31.12.18
Precious metals and other physical commodities	3,920	3,816	4,298
Bail deposit[1]	1,306	1,286	1,312
Prepaid expenses	1,016	1,026	990
Net defined benefit pension and post-employment assets	3	3	0
VAT and other tax receivables	336	280	334
Properties and other non-current assets held for sale	98	58	82
Other	466	425	395
Total other non-financial assets	7,146	6,893	7,410
1 Refer to item 1 in Note 16b for more information.

c) Other financial liabilities measured at amortized cost

USD million	30.6.19	31.3.19	31.12.18
Other accrued expenses	1,769	1,909	2,192
Accrued interest expenses	1,403	1,300	1,544
Settlement and clearing accounts	1,801	1,164	1,486
Lease liabilities[1]	3,874	3,968
Other	1,674	2,075	1,663
Total other financial liabilities measured at amortized cost	10,520	10,416	6,885
1 Relates to lease liabilities of USD 4,057 million recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.

d) Other financial liabilities designated at fair value

USD million	30.6.19	31.3.19	31.12.18
Financial liabilities related to unit-linked investment contracts	25,087	24,317	21,679
Securities financing transactions	7,436	6,190	9,461
Over-the-counter debt instruments	1,828	1,882	2,450
of which: life-to-date own credit (gain) / loss	(26)	(27)	(51)
Other	56	5	5
Total other financial liabilities designated at fair value	34,407	32,394	33,594

e) Other non-financial liabilities

USD million	30.6.19	31.3.19	31.12.18
Compensation-related liabilities	5,760	4,947	7,278
of which: Deferred Contingent Capital Plan	1,671	1,538	1,983
of which: financial advisor compensation plans	1,297	1,208	1,458
of which: other compensation plans	1,394	848	2,480
of which: net defined benefit pension and post-employment liabilities	874	910	775
of which: other compensation-related liabilities [1]	525	443	581
Current and deferred tax liabilities	1,127	1,013	1,002
VAT and other tax payables	472	491	431
Deferred income	168	171	215
Other	89	103	98
Total other non-financial liabilities	7,617	6,726	9,022
1 Includes liabilities for payroll taxes and untaken vacation.